Summary of significant accounting policies, estimates and judgments (Policies)	6 Months Ended
Apr. 30, 2021
Statement [Line Items]
Changes in accounting policies
Changes in accounting policies
Conceptual Framework for Financial Reporting (Conceptual Framework)
During the first quarter of 2021, we adopted the revised Conceptual Framework, which replaces the previous version of the Conceptual Framework issued in 2010. The Conceptual Framework is not a standard, and does not override the concepts or requirements in any standard. It may be used to develop consistent accounting policies where there is no applicable standard in place. The revisions include a few new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no material impact on our Consolidated Financial Statements.
Interest Rate Benchmark Reform
During the first quarter of 2021, we early adopted the Phase 2 amendments to IFRS 9
Financial Instruments
, IAS 39
Financial Instruments: Recognition and Measurement
, IFRS 7
Financial Instruments: Disclosures
, IFRS 4
Insurance contracts
, and IFRS 16
Leases
(Amendments). The Amendments provide two key reliefs which are applicable to changes undertaken as a direct consequence of the interest rate benchmark reform (the Reform) and where the transition from interbank offered rates (IBORs) to alternative benchmark rates are transacted on an economically equivalent basis:
•
For modifications of financial instruments carried at amortized cost resulting from the Reform which are transacted on an economically equivalent basis, the Amendments allow the benchmark interest rate change to be reflected prospectively in the effective interest rate of the instrument rather than as an immediate gain or loss.

•	If qualifying criteria are met, hedging relationships that are directly impacted by the Reform would be able to continue hedge accounting upon transition to alternative benchmark interest rates.
Hedge Accounting
Our hedge accounting policies are described in Note 2 and Note 8 of our 2020 Annual Report. We apply hedge accounting when the hedge is expected to be highly effective in achieving offsetting changes in fair value or variable cash flows attributable to the hedged risk, both at inception and throughout the hedge term. Where hedge accounting can be applied, a hedge relationship is designated and documented at inception to detail the particular risk management objective and strategy for undertaking the hedge transaction. For changes related to the Reform, hedge documentation will be amended for alternative benchmark interest rate risk, including consequential changes to the description of the hedging instrument(s) and the hedged item(s), and the method for assessing hedge effectiveness without terminating the hedge relationship where the scoping requirements are met.
Fair value hedges
Hedge accounting is applicable when the benchmark interest rate designated as the hedged risk can be separately identified as a component of the interest rate risk inherent in the fixed-rate instrument. Generally, this requirement is met when the benchmark interest rate impacting changes in fair value of the instrument is widely accepted and used. In order for alternative benchmark rates to qualify for fair value hedge accounting, the separately identifiable requirement must be met within 24 months of the first designation of that rate in a hedging relationship. If, subsequently, we reasonably expect that the alternative benchmark interest rate will not be separately identifiable within that timeframe, we will discontinue hedge accounting prospectively.
Cash flow hedges
We apply hedge accounting to groups of similar assets or similar liabilities when individual items in the group share similar risk characteristics, and we treat these items and related derivatives as a single hedging relationship. Where hedged cash flows of some items in the group are changed to reference an alternative benchmark interest rate before other items in the group are changed, the individual hedged items within the group are allocated to a subgroup based on the benchmark interest rate being hedged. Each subgroup would be assessed separately to determine whether it meets the eligibility requirements. If a subgroup fails the eligibility requirements, we would discontinue hedge accounting prospectively for the hedging relationship in its entirety.

Progress in and risks arising from the transition to alternative benchmark interest rates
The transition from IBORs to alternative benchmark interest rates will impact financial instruments referencing IBOR rates for terms that extend beyond December 31, 2021.
On March 5, 2021 the Financial Conduct Authority (FCA), the regulator of the ICE Benchmark Administration (IBA) which administers LIBOR, made an announcement regarding the permanent cessation or loss of representativeness of all 35 LIBOR settings currently published by the IBA. Details related to certain settings to which we are exposed are noted below.

•
Publication of the 1-week and 2-month U.S. dollar LIBOR settings will cease immediately after December 31, 2021. Publication of the overnight and 12-month U.S. dollar LIBOR settings will cease immediately after June 30, 2023, while the 1-month, 3-month and 6-month U.S. dollar LIBOR settings will no longer be representative of the underlying market and economic reality they are intended to measure after June 30, 2023. The FCA may consult on requiring the IBA to publish 1-month, 3-month and 6- month USD LIBOR settings after the end of June 2023 on a non-representative “synthetic” basis.

•
Publication of the overnight, 1-week, 2-month and 12-month sterling LIBOR settings will cease immediately after December 31, 2021, while the 1-month, 3-month and 6-month sterling LIBOR settings will no longer be representative of the underlying market and economic reality they are intended to measure after December 31, 2021. The FCA will consult on requiring the IBA to publish the 1-month, 3-month and 6-month sterling LIBOR settings after the end of 2021, for an unspecified period of time, on a non-representative “synthetic” basis.

The FCA announcement triggered fallback provisions related to our LIBOR linked products, including certain loans, bonds, and derivatives, and defined the dates of their transition to alternative benchmark rates. The fixed spreads to be used in the transition to the relevant alternative benchmark rate for each LIBOR setting were also defined as a result of the announcement.
The details regarding our transition program related to the Reform are described in Note 2 of our 2020 Annual Report. Transition activities are focused on two broad streams of work: (i) developing new alternative risk-free rate linked products, and (ii) converting existing LIBOR based contracts to alternative risk-free rates. Notable transition activities include:
•	Our continued incorporation of contractual provisions in new IBOR-based products which provides a means to determine new alternative benchmark rates upon the cessation of IBORs (fallback language).
•	The development of new products for clients, including interest-rate derivatives and loans referencing the relevant alternative benchmark interest rates.
Our program timelines are ultimately dependent on broader market acceptance of products that reference the new alternative risk-free rates and our clients’ readiness and ability to adopt the replacement products. Significant matters that we continue to evaluate include client product offerings, short and long term funding strategies, and our hedging programs. We are following the recommended target dates for cessation of LIBOR-based products provided by our regulators.
Financial instruments that have yet to transition to alternative benchmark interest rates
On March 5, 2021, the final cessation date of certain USD LIBOR settings was revised from December 31, 2021 to June 30, 2023. As a result of the change in cessation date, our significant exposures to USD LIBOR as at November 1, 2020 for non-derivative financial assets, non-derivative financial liabilities, derivative notional and undrawn balances of loan commitments subject to the Reform, that have yet to transition and are maturing after June 30, 2023, were $57,432 million, $941 million, $3,368,307 million and $82,054 million, respectively.
The tables below show our significant exposures to financial instruments referencing benchmark interest rates subject to the Reform that have yet to transition to alternative benchmark interest rates and are maturing after December 31, 2021 as at November 1, 2020, which represent our opening balances for the annual period ending on October 31, 2021. Changes in our exposures during the quarter did not result in significant changes to the risks arising from transition since November 1, 2020. In the normal course of business, our derivative notional amounts may fluctuate with minimal impact to our IBOR conversion plans.

	As at November 1, 2020
(Millions of Canadian dollars)	Non-derivative financial assets (1)	Non-derivative financial liabilities (2)	Derivative notional (3)
USD LIBOR	$79,123	$5,135	$4,894,150
GBP LIBOR	7,518	1,227	1,773,893
Other IBOR currencies	324	2,456	263,299
	$86,965	$8,818	$6,931,342
Cross currency swaps
USD LIBOR – GBP LIBOR	n.a.	n.a.	$384,263
Other combinations	n.a.	n.a.	52,875
	n.a.	n.a.	$437,138
	$86,965	$8,818	$7,368,480

(1)	Non-derivative assets represent the drawn outstanding balance of Loans and the fair value of Securities.
(2)	Non-derivative liabilities represent Deposits.
(3)	The notional amount of derivative instruments excludes cross currency swaps with multiple LIBOR legs, which are presented separately in the Cross currency swaps section of this table.
n.a.	not applicable

The following table presents the undrawn balances of loan commitments referencing benchmark interest rates subject to the Reform.

(Millions of Canadian dollars)	As at November 1, 2020
Authorized and committed undrawn commitments
USD LIBOR	$136,725
GBP LIBOR	7,533
Other IBOR currencies	1,370
$145,628
We continue to manage significant exposures to benchmarks that have no announced plans for cessation or further reform, including the Canadian Dollar Offered Rate (CDOR), EURO Interbank Offered Rate (EURIBOR) and Australian Bank Bill Swap Rate (BBSW), which are excluded from the tables above.